Provisions - Summary of Provisions (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about provisions [line items]
Beginning Balance		$ 7,179	$ 2,824
Acquisitions through business combination	[1]		4,804
Change in provision		541	(559)
Unwinding of present value discount		237	110
Ending Balance		7,957	7,179
Current		1,506	1,219
Non-current		6,451	5,960
Net carrying amount		7,957	7,179
Restoration [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance	[2]	6,253	2,218
Acquisitions through business combination	[1],[2]		4,310
Change in provision	[2]	664	(382)
Unwinding of present value discount	[2]	237	107
Ending Balance	[2]	7,154	6,253
Current	[2]	1,011	575
Non-current	[2]	6,143	5,678
Net carrying amount	[2]	7,154	6,253
Employee benefits [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		517	286
Acquisitions through business combination	[1]		329
Change in provision		5	(98)
Unwinding of present value discount		0	0
Ending Balance		522	517
Current		351	331
Non-current		171	186
Net carrying amount		522	517
Onerous contracts [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		0	214
Acquisitions through business combination	[1]		0
Change in provision		0	(216)
Unwinding of present value discount		0	2
Ending Balance		0	0
Current		0	0
Non-current		0	0
Net carrying amount		0	0
Other [member]
Disclosure of detailed information about provisions [line items]
Beginning Balance		409	106
Acquisitions through business combination	[1]		165
Change in provision		(128)	137
Unwinding of present value discount		0	1
Ending Balance		281	409
Current		144	313
Non-current		137	96
Net carrying amount		$ 281	$ 409

[1]	Refer to Note B.5 for details of business combination.
[2]	2023 change in provision is due to increase in estimates of $1,111 million and accretion of $237 million offset by provisions used of $447 million. Changes in estimates are due to new activities, revisions to cost and removal scope assumptions and rate escalations, supported by the most recent estimates and benchmarks and the alignment of the ‘expected value approach’ across all assets.